FINANCIAL INSTRUMENTS - Capital Structure (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Cash	$ 16,467	$ 7,047
Total equity	316,682	272,228	$ 261,428	$ 254,722
Borrowings
Disclosure of financial liabilities [line items]
Borrowings (excluding lease liabilities)	$ 447,842	$ 464,054